Note 10 - Income Taxes (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 02, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Total		$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				21.00%	34.00%
Deferred Tax Assets, Increase (Decrease) from Revaluation Due to Tax Rate Change					$ (2,200,000)
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability					0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					(54,100,000)	8,800,000
Operating Loss Carryforwards, Net, Indefinite Lived				$ 14,700,000
Tax Credit Carryforward, Amount				3,100,000	2,300,000	0
Unrecognized Tax Benefits, Ending Balance				0	0	0
Current Year Deferred Tax Assets Activity [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				5,400,000	13,100,000
Effect on Deferred Tax Assets of Section 382 Limitation [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					(65,000,000)
Effect of Tax Rate Change on Deferred Tax Assets [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					(2,200,000)
Series A Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 22,000,000
Domestic Tax Authority [Member]
Income Tax Expense (Benefit), Total				0	0	0
Operating Loss Carryforwards, Total				25,700,000	10,600,000	0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Decrease in Net Operating Loss Carryforwards from Section 382 Limitation	107,300,000
Decrease in Net Operating Loss Carryforwards from Section 382 Limitation, Tax Affected	34,100,000
Decrease in Tax Credit Carryforward Amount from Section 382 Limitation	23,800,000
State and Local Jurisdiction [Member]
Income Tax Expense (Benefit), Total				0	0	0
Decrease in Net Operating Loss Carryforwards from Section 382 Limitation	5,000,000
Decrease in Tax Credit Carryforward Amount from Section 382 Limitation	$ 2,100,000
Operating Loss Carryforwards, Total				$ 21,500,000	$ 6,800,000	$ 0